PORTFOLIO OF INVESTMENTS
Columbia Emerging Markets Consumer ETF
December 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Common Stocks - 99.6%
Issuer Shares Value ($)
Brazil - 3.8%
Raia Drogasil SA 415,181 1,811,293
Telefonica Brasil SA 169,999 1,470,781
Vibra Energia SA 450,462 1,730,680
Total 5,012,754
China - 44.2%
Alibaba Group Holding Ltd. ADR
(a)
49,004 5,821,185
ANTA Sports Products Ltd. 134,804 2,021,291
Baidu, Inc. ADR
(a)
33,674 5,010,355
Bilibili, Inc. ADR
(a)
25,795 1,196,888
BYD Co. Ltd. Class H 95,166 3,254,269
China Feihe Ltd.
(b)
349,302 468,645
China Mengniu Dairy Co. Ltd.
(a)
323,844 1,835,987
China Resources Beer Holdings Co. Ltd. 184,884 1,514,160
China Tower Corp. Ltd. Class H
(b)
5,152,502 568,366
Dongfeng Motor Group Co. Ltd. Class H 291,589 242,358
Geely Automobile Holdings Ltd. 594,678 1,624,699
Great Wall Motor Co. Ltd. Class H 367,836 1,264,447
Guangzhou Automobile Group Co. Ltd. Class
H 334,784 330,219
Haier Smart Home Co. Ltd. Class H 271,003 1,145,357
Hengan International Group Co. Ltd. 78,647 405,023
JD.com, Inc. ADR
(a)
78,292 5,485,920
Kuaishou Technology
(a),(b)
174,928 1,616,608
Li Ning Co. Ltd. 276,458 3,026,524
Meituan Class B
(a),(b)
194,919 5,635,333
NetEase, Inc. ADR 44,304 4,509,261
Nongfu Spring Co. Ltd. Class H
(b)
203,238 1,341,225
Tencent Holdings Ltd. 102,343 5,996,470
Tencent Music Entertainment Group ADR
(a)
69,686 477,349
Vipshop Holdings Ltd. ADR
(a)
43,339 364,048
Want Want China Holdings Ltd. 692,656 636,124
Yum China Holdings, Inc. 50,831 2,533,417
Zhongsheng Group Holdings Ltd. 68,816 536,667
Total 58,862,195
Greece - 0.5%
Hellenic Telecommunications Organization
SA 34,016 628,794
India - 16.8%
Avenue Supermarts Ltd.
(a),(b)
39,560 2,486,056
Hero MotoCorp Ltd. 37,947 1,256,857
Hindustan Unilever Ltd. 197,533 6,271,654
ITC Ltd. 864,102 2,534,685
Mahindra & Mahindra Ltd. GDR 279,715 3,174,765
Maruti Suzuki India Ltd. 38,838 3,880,083
Nestle India Ltd. 10,424 2,763,307
Total 22,367,407
Indonesia - 2.3%
PT Astra International Tbk 2,889,802 1,155,718
PT Telkom Indonesia Persero Tbk 6,788,420 1,924,239
Total 3,079,957
Kuwait - 0.8%
Mobile Telecommunications Co. KSCP 562,983 1,108,271
Mexico - 2.6%
Fomento Economico Mexicano SAB de CV
Series UBD 164,851 1,283,365
Grupo Televisa SAB Series CPO 227,050 427,695
Wal-Mart de Mexico SAB de CV 454,422 1,689,566
Total 3,400,626
Russia - 4.4%
Magnit PJSC GDR 77,622 1,164,330
Common Stocks (continued)
Issuer Shares Value ($)
Mobile TeleSystems PJSC ADR 86,390 686,800
Yandex NV Class A
(a)
66,463 4,021,012
Total 5,872,142
Saudi Arabia - 4.2%
Almarai Co. JSC 65,574 851,463
Saudi Telecom Co. 158,943 4,758,468
Total 5,609,931
South Africa - 2.7%
Shoprite Holdings Ltd. 147,024 1,924,209
Vodacom Group Ltd. 204,615 1,725,894
Total 3,650,103
Taiwan - 13.4%
Chunghwa Telecom Co. Ltd. 1,437,782 6,054,202
Hotai Motor Co. Ltd. 134,285 2,980,120
President Chain Store Corp. 212,348 2,099,150
Taiwan Mobile Co. Ltd. 624,428 2,256,941
Uni-President Enterprises Corp. 1,805,343 4,476,327
Total 17,866,740
Thailand - 2.8%
Advanced Info Service PCL 203,769 1,402,990
CP ALL PCL 837,776 1,479,682
Thai Beverage PCL 1,625,484 795,771
Total 3,678,443
United Arab Emirates - 1.1%
Emirates Telecommunications Group Co.
PJSC 174,284 1,504,146
Total Common Stocks
(Cost: $122,567,796) 132,641,509
Money Market Funds - 0.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 0.006%
(c)
421,216 421,216
Total Money Market Funds
(Cost: $421,216) 421,216
Total Investments in Securities
(Cost: $122,989,012) 133,062,725
Other Assets & Liabilities, Net 70,195
Net Assets 133,132,920

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Emerging Markets Consumer ETF
December 31, 2021 (Unaudited)
2 |
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2021, the total value of these securities amounted to $12,116,233, which represents 9.10% of total net assets.
(c) The rate shown is the seven-day current annualized yield at December 31, 2021.
Abbreviation Legend
ADR American Depositary Receipts
GDR Global Depositary Receipts
PJSC Private Joint Stock Company
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT279_03_M01_(02/22)
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